Background of companies included in consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Background of companies included in consolidation [Abstract]
Disclosure of Parent's stand-alone assets and liabilities [Text Block]
6.1

Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Assets	4,069,649	3,737,892
Liabilities	(1,983,382)	(1,652,401)
Equity	2,086,267	2,085,491